U.S. BANCORP FUND SERVICES, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

May 4, 2009

Via Edgar Transmission

United States Securities and Exchange Commission

Division of Investment Management

100F Street, N.E.

Washington, D.C. 20549

Re:	Wintergreen Fund (the “Fund”)
1933 Act Registration File No. 333-124761
1940 Act Registration File No. 811-21764
CIK: 0001326544

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2009 and filed electronically as Post-Effective Amendment No. 4 to the Fund’s Registration Statement on Form N-1A on April 30, 2009.

If you have any questions, concerning the foregoing, please contact the undersigned at (414) 765-5384.

Sincerely,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.

for U.S. Bancorp Fund Services, LLC

Enclosures